Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Operating leases
2027	¥ 429,844
2028	272,626
2029	185,794
2030	115,082
2031	66,122
Thereafter	130,839
Total lease payments	1,200,307
Net investment in leases
2027	520,199
2028	345,808
2029	232,063
2030	137,127
2031	75,980
Thereafter	59,430
Total lease payments	1,370,607
Less imputed interest	(160,977)
Total lease receivables	¥ 1,209,630